Note D - Loans and Allowance for Loan Losses - Nonaccrual Loans and Loans Past Due 90 Days or More and Still Accruing (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans past due 90 days and still accruing	$ 1,067	$ 334
Nonaccrual	8,677	10,112
Residential Portfolio Segment [Member]
Loans past due 90 days and still accruing	19	131
Nonaccrual	6,661	5,906
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due 90 days and still accruing
Nonaccrual	470	476
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due 90 days and still accruing	362
Nonaccrual	574	2,454
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due 90 days and still accruing	66
Nonaccrual	416	444
Commercial and Industrial Portfolio Segment [Member]
Loans past due 90 days and still accruing	31
Nonaccrual	228	337
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due 90 days and still accruing	270	127
Nonaccrual	59	86
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due 90 days and still accruing	91
Nonaccrual	183	283
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due 90 days and still accruing	228	76
Nonaccrual	$ 86	$ 126